RELATED PARTIES: (Details)					1 Months Ended		12 Months Ended			20 Months Ended	24 Months Ended
	Jan. 04, 2021 USD ($)	Dec. 24, 2020 USD ($)	Feb. 14, 2020 USD ($) agreement	Feb. 06, 2018 USD ($) agreement	Dec. 31, 2020 shares	May 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)
RELATED PARTIES:
Number of options to purchase shares approved							1,499	3,575
Ilan Gat Engineers Ltd | Service agreement with related parties
RELATED PARTIES:
Amount of monthly compensation							$ 110,000		$ 50,000		$ 100,000
Mr. Yoel Gat
RELATED PARTIES:
Number of options to purchase shares approved		1,300,000
Ms. Simona Gat
RELATED PARTIES:
Number of options to purchase shares approved	1,300,000
Raysat Israel Ltd. | Service agreement with related parties
RELATED PARTIES:
Amount of monthly compensation							$ 55,000			$ 25,000	$ 50,000
Mr. Yoav Leibovitch
RELATED PARTIES:
Number of options to purchase shares approved		1,300,000
Jet Talk | Development agreements with related parties
RELATED PARTIES:
Number of development agreements | agreement			3	3
Total consideration to provide an electronically steerable Panel Antenna Array ("PAA") and supporting modem			$ 32,000,000	$ 32,000,000
Shareholder | Subscription agreements with related parties
RELATED PARTIES:
Investment commitment from related party						$ 5,000,000
Initial payment						$ 750,000
Ordinary shares issued in consideration of the initial payment | shares					123